NET INCOME (LOSS) PER SHARE - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 03, 2025	Mar. 06, 2023
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends on Series A and B Preferred Stock			$ 1,922	$ 0
Number of shares called by warrants (in shares)					646,264	1
Exercise price (in dollars per share)					$ 0.01	$ 287.5
Warrants outstanding, term						5 years
Common stock issuable (in shares)			5,636,650
Public Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)						500,000
Private Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares)						13,300
Series A Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends on Series A and B Preferred Stock	$ 2,664	$ 0	$ 1,035	0
Series B Convertible Preferred Stock
Class of Warrant or Right [Line Items]
Accumulated undeclared dividends on Series A and B Preferred Stock	$ 2,283	$ 0	$ 887	$ 0